Incentive Programs (Details)	6 Months Ended
	Jun. 30, 2021 SEK (kr) $ / shares	Jun. 30, 2021 SEK (kr)	Jun. 30, 2021 EquityInstruments SEK (kr)	Jun. 30, 2020 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding | kr	51,399	51,399	51,399
Allotted Warrants, end of year | kr
Warrants Program 2018/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price per share | $ / shares	$ 74.30
Warrants Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price per share | $ / shares	$ 74.50
Warrants of Warrant Program 2017/2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding				111,250
Boards LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding
Allotted Warrants, end of year			51,399
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	31,371	31,371	31,371
Allotted Warrants, end of year			31,371
Board LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	26,968	26,968	26,968
Allotted Warrants, end of year			26,968
ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of weighted average share price		115.00%
ESOP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of weighted average share price		115.00%